Trade and Other Receivables - Schedule of Trade and Other Receivables (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of Trade and Other Receivables [line items]
Other assets relating to initial set-up, transition or transformation phase of long-term networked IT services contracts	£ 145	£ 163	£ 111
Other assets relating to prepayments and leasing debtors	172	197	107
Other receivables	393	373	401
Spectrum [Member]
Disclosure of Trade and Other Receivables [line items]
Prepayments in respect of acquisition	325	0	0
Acquisition cost	304
Current Assets Held for Sale [Member]
Disclosure of Trade and Other Receivables [line items]
Other receivables	£ 0	£ 22	£ 0